Fair Value Measurements - Additional Information (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Transfer of assets from level 1 to level 2	$ 0		$ 0			$ 0
Transfer of assets from level 2 to level 1	0		0			0
Transfer of liabilities from level 1 to level 2	0		0			0
Transfer of liabilities from level 2 to level 1	0		0			0
Transfer of assets into level 3			0
Transfer of assets out of Level 3	0
Transfer of liabilities into level 3			0
Transfer of liabilities from level 3			0
Increase in the fair value of liabilities					$ 40,100,000	$ 1,500,000
(Loss) Benefit due to changes in fair value of derivative liabilities	$ 32,200,000	$ (7,000,000.0)	$ 51,300,000	$ 20,500,000
Percentage of Probability of Successful Business Combination			90.00%		80.00%	90.00%	80.00%